ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of insurance contracts explanatory [Abstract]
Balances at the beginning of the period	S/ 715,695	S/ 454,187	S/ 457,189
Reported claims of premiums ceded, Note 25	367,969	483,387	145,498
Premiums ceded unearned during the year, Note 24	34,709	21,192	(9,139)
Premiums assumed	5,882	2,341	4,977
Settled claims of premiums ceded by reinsurance contracts	(238,936)	(231,298)	(90,550)
Collections and others, net	(43,276)	(14,114)	(53,788)
Balances at the end of the period	S/ 842,043	S/ 715,695	S/ 454,187